Leases - Summary of Disclosure in Tabular Form Of Expenses Relating to Payments not included in the Measurement of Lease Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 40	$ 32
Variable lease payments	215	136
Measurement of the lease liability	$ 255	$ 168